General Information - Details of Consolidated Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Daewoo Amara Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development
Ownership (%)	85.00%	85.00%
Region	Myanmar
Daewoo Amara Company Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	85.00%	85.00%
Daewoo Power and Infra (PTY) Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity
Ownership (%)	100.00%	100.00%
Region	South Africa
Daewoo Power and Infra (PTY) Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSMATE-CHINA CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Business facility maintenance
Ownership (%)	100.00%	100.00%
Region	China
POSMATE-CHINA CO., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Daewoo Precious Resources Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Resources development
Ownership (%)	70.00%	70.00%
Region	Myanmar
Daewoo Precious Resources Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
POSCO-Mexico Villagran Wire-rod Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	66.75%	66.75%
Region	Mexico
POSCO-Mexico Villagran Wire-rod Processing Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	56.75%	56.75%
POSCO-Mexico Villagran Wire-rod Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
POSCO ChengDu Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	43.00%	43.00%
Region	China
POSCO ChengDu Processing Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	33.00%	33.00%
POSCO ChengDu Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
POSCO SUZHOU [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
POSCO SUZHOU [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	30.00%	30.00%
POSCO SUZHOU [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
POSCO E&C SMART S DE RL DE CV [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	Mexico
POSCO E&C SMART S DE RL DE CV [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO Philippine Manila Processing Center, Inc. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Philippines
POSCO Philippine Manila Processing Center, Inc. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO E&C HOLDINGS CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Holding company
Ownership (%)	100.00%	100.00%
Region	Thailand
POSCO E&C HOLDINGS CO., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO E&C (THAILAND) CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering
Ownership (%)	100.00%	100.00%
Region	Thailand
POSCO E&C (THAILAND) CO., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
DAEWOO POWER PNG Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production
Ownership (%)	100.00%	100.00%
Region	Papua New Guinea
DAEWOO POWER PNG Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT.Krakatau Posco Social Enterprise [member]
Disclosure of subsidiaries [line items]
Principal operations	Social enterprise
Ownership (%)	100.00%	100.00%
Region	Indonesia
PT.Krakatau Posco Social Enterprise [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Ventanas Philippines Construction Inc [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	100.00%	100.00%
Region	Philippines
Ventanas Philippines Construction Inc [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO E&C Mongolia [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Mongolia
POSCO E&C Mongolia [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO Gulf SFC LLC [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	65.72%	97.76%
Region	United Arab Emirates
POSCO Gulf SFC LLC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.72%	97.76%
SANPU TRADING Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Raw material trading
Ownership (%)	70.04%	70.04%
Region	China
SANPU TRADING Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.04%	70.04%
Zhangjiagang BLZ Pohang International Trading [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel Intermediate trade
Ownership (%)	100.00%	100.00%
Region	China
Zhangjiagang BLZ Pohang International Trading [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO RU Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Principal operations	Trade and business development
Ownership (%)	100.00%	100.00%
Region	Russia
POSCO RU Limited Liability Company [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Golden Lace DAEWOO Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Rice processing
Ownership (%)	60.00%	60.00%
Region	Myanmar
Golden Lace DAEWOO Company Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
POSCO ICT-China [member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and DVR business
Ownership (%)	100.00%	100.00%
Region	China
POSCO ICT-China [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Pos-Sea Pte Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel Intermediate trade
Ownership (%)	100.00%	100.00%
Region	Singapore
Pos-Sea Pte Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO Europe Steel Distribution Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Logistics & Steel sales
Ownership (%)	70.00%	70.00%
Region	Slovenia
POSCO Europe Steel Distribution Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
POSCO Europe Steel Distribution Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	20.00%	20.00%
POSCO ENGINEERING (THAILAND) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Thailand
POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO VST Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel sheet manufacturing and sales
Ownership (%)	95.65%	95.65%
Region	Vietnam
POSCO VST Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	95.65%	95.65%
POSCO DAEWOO UKRAINE LLC [member]
Disclosure of subsidiaries [line items]
Principal operations	Grain sales
Ownership (%)	100.00%	100.00%
Region	Ukraine
POSCO DAEWOO UKRAINE LLC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Zhangjiagang Pohang Refactories Co Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Refractory materials sales & furnace maintenance
Ownership (%)	51.00%	51.00%
Region	China
Zhangjiagang Pohang Refactories Co Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
POSCO Maharashtra Steel Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	India
POSCO Maharashtra Steel Private Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO INDIA HOLDINGS PRIVATE LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	95.32%	95.32%
Region	India
POSCO INDIA HOLDINGS PRIVATE LIMITED [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	93.34%	93.34%
POSCO INDIA HOLDINGS PRIVATE LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	1.98%	1.98%
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Turkey
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO VIETNAM HOLDINGS CO., LTD (formerly, POSCO VNPC Co., Ltd.) [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	88.83%	88.83%
Region	Vietnam
POSCO VIETNAM HOLDINGS CO., LTD (formerly, POSCO VNPC Co., Ltd.) [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	83.54%	83.54%
POSCO VIETNAM HOLDINGS CO., LTD (formerly, POSCO VNPC Co., Ltd.) [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	5.29%	5.29%
POSCO(Liaoning) Automotive [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
POSCO(Liaoning) Automotive [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
POSCO(Liaoning) Automotive [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
POSCO-Indonesia Jakarta Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	85.00%	85.00%
Region	Indonesia
POSCO-Indonesia Jakarta Processing Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
POSCO-Indonesia Jakarta Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	20.00%	20.00%
PT.MRI [member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development
Ownership (%)	65.00%	65.00%
Region	Indonesia
PT.MRI [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
POSCO TMC INDIA PRIVATE LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	India
POSCO TMC INDIA PRIVATE LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO-AAPC [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	97.80%	97.80%
Region	USA
POSCO-AAPC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	97.80%	97.80%
POSCO(Yantai)Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
POSCO(Yantai)Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
POSCO(Yantai)Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
POSCO India Steel Distribution Center Private Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel logistics
Ownership (%)	100.00%	100.00%
Region	India
POSCO India Steel Distribution Center Private Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO China Dalian Plate Processing Center Co, Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Plate manufacturing and sales
Ownership (%)	91.22%	90.00%
Region	China
POSCO China Dalian Plate Processing Center Co, Ltd [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	79.52%	80.00%
POSCO China Dalian Plate Processing Center Co, Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	11.70%	10.00%
POSCO-South Asia Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel sales
Ownership (%)	100.00%	100.00%
Region	Thailand
POSCO-South Asia Company Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO SS-VINA Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
POSCO SS-VINA Co., Ltd [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT.POSCO ICT INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and electric control engineering
Ownership (%)	66.99%	66.99%
Region	Indonesia
PT.POSCO ICT INDONESIA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	66.99%	66.99%
POSCO NCR Coal Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Canada
POSCO NCR Coal Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO WA PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Iron ore sales & mine development
Ownership (%)	100.00%	100.00%
Region	Australia
POSCO WA PTY LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO AMERICA CORP. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	USA
POSCO DAEWOO AMERICA CORP. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO AUSTRALIA GP PTY LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Resource development
Ownership (%)	100.00%	100.00%
Region	Australia
POSCO AUSTRALIA GP PTY LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO POWER (PNGPOM) LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production
Ownership (%)	100.00%	100.00%
Region	Papua New Guinea
POSCO DAEWOO POWER (PNGPOM) LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT. Krakatau Posco Energy [member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production construction and operation
Ownership (%)	90.00%	90.00%
Region	Indonesia
PT. Krakatau Posco Energy [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
POSCO DAEWOO DEUTSCHLAND GMBH [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Germany
POSCO DAEWOO DEUTSCHLAND GMBH [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO JAPAN Corp [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Japan
POSCO DAEWOO JAPAN Corp [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO SINGAPORE PTE LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Singapore
POSCO DAEWOO SINGAPORE PTE LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO ITALIA S.R.L. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Italy
POSCO DAEWOO ITALIA S.R.L. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO CHINA CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	China
POSCO DAEWOO CHINA CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Daewoo Textile LLC [member]
Disclosure of subsidiaries [line items]
Principal operations	Textile manufacturing
Ownership (%)	100.00%	100.00%
Region	Uzbekistan
Daewoo Textile LLC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO AUSTRALIA HOLDINGS PTY. LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Resource development
Ownership (%)	100.00%	100.00%
Region	Australia
POSCO DAEWOO AUSTRALIA HOLDINGS PTY. LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO MAURITIUS LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal development and sales
Ownership (%)	100.00%	100.00%
Region	Mauritius
POSCO MAURITIUS LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Indonesia
PT. KRAKATAU POSCO [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
POSCO DAEWOO MEXICO S.A. DE C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Mexico
POSCO DAEWOO MEXICO S.A. DE C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Daewoo International Guangzhou Corp. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	China
Daewoo International Guangzhou Corp. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO MALAYSIA SDN BHD [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Malaysia
POSCO DAEWOO MALAYSIA SDN BHD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT.POSCO-Indonesia Inti [member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development
Ownership (%)	99.99%	99.99%
Region	Indonesia
PT.POSCO-Indonesia Inti [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.99%	99.99%
POSCO DAEWOO SHANGHAI CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	China
POSCO DAEWOO SHANGHAI CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PGSF, L.P. [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in bio tech Industry
Ownership (%)	100.00%	100.00%
Region	USA
PGSF, L.P. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO INDIA PVT., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	India
POSCO DAEWOO INDIA PVT., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO(Dalian) IT Center Development Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development and investment
Ownership (%)	100.00%	100.00%
Region	China
POSCO(Dalian) IT Center Development Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT. POSCO E&C INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	Indonesia
PT. POSCO E&C INDONESIA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
HUME COAL PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Raw material manufacturing
Ownership (%)	100.00%	100.00%
Region	Australia
HUME COAL PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Brazil Sao Paulo Steel Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	76.00%	76.00%
Region	Brazil
Brazil Sao Paulo Steel Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	76.00%	76.00%
DAESAN (CAMBODIA) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development and investment
Ownership (%)	100.00%	100.00%
Region	Cambodia
DAESAN (CAMBODIA) Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	100.00%	100.00%
Region	Brazil
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO ASSAN TST STEEL INDUSTRY [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Turkey
POSCO ASSAN TST STEEL INDUSTRY [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
POSCO ASSAN TST STEEL INDUSTRY [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development and investment
Ownership (%)	100.00%	100.00%
Region	Hongkong
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POS-LT PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Lithium mining investment
Ownership (%)	100.00%
Region	Australia
POS-LT PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
POSCO SINGAPORE LNG TRADING PTE. LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	LNG trading
Ownership (%)	100.00%
Region	Singapore
POSCO SINGAPORE LNG TRADING PTE. LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%
POSCO SINGAPORE LNG TRADING PTE. LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%
ZHEJIANG POSCO-HUAYOU ESM CO.,LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Anode material manufacturing
Ownership (%)	100.00%
Region	China
ZHEJIANG POSCO-HUAYOU ESM CO.,LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
POSCO Argentina S.A.U. [member]
Disclosure of subsidiaries [line items]
Principal operations	Mineral exploration/manufacturing/sales
Ownership (%)	100.00%
Region	Argentina
POSCO Argentina S.A.U. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
POSCO RUS LLC [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading and business development
Ownership (%)		100.00%
Region	Russia
POSCO RUS LLC [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%
POSCO RUS LLC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%
POSCO-CDSFC [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel structure manufacturing
Ownership (%)		100.00%
Region	China
POSCO-CDSFC [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.20%
POSCO-CDSFC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		49.80%
POSCO MESDC S.A. DE C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations	Logistics & Steel sales
Ownership (%)		56.80%
Region	Mexico
POSCO MESDC S.A. DE C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		56.80%
KIS Devonian Canada Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Petroleum gas extraction
Ownership (%)		100.00%
Region	Canada
KIS Devonian Canada Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
POSCO E&C VENEZUELA C.A. [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)		100.00%
Region	Venezuela
POSCO E&C VENEZUELA C.A. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
PT PEN INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)		100.00%
Region	Indonesia
PT PEN INDONESIA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
POSCO Engineering and Construction - UZ [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)		100.00%
Region	Uzbekistan
POSCO Engineering and Construction - UZ [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Domestic [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering and construction
Ownership (%)	52.80%	52.80%
Region	Pohang
Domestic [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	52.80%	52.80%
Domestic [member] | POSCO Processing & Service [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel sales and trading
Ownership (%)	94.40%	94.40%
Region	Seoul
Domestic [member] | POSCO Processing & Service [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	93.95%	93.95%
Domestic [member] | POSCO Processing & Service [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.45%	0.45%
Domestic [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Coated steel manufacturing
Ownership (%)	56.87%	56.87%
Region	Pohang
Domestic [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	56.87%	56.87%
Domestic [member] | POSCO ICT [member]
Disclosure of subsidiaries [line items]
Principal operations	Computer hardware and software distribution
Ownership (%)	65.38%	65.38%
Region	Pohang
Domestic [member] | POSCO ICT [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.38%	65.38%
Domestic [member] | POSCO Research Institute [member]
Disclosure of subsidiaries [line items]
Principal operations	Economic research and consulting
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO Research Institute [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSMATE [member]
Disclosure of subsidiaries [line items]
Principal operations	Business facility maintenance
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSMATE [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	59.80%	83.83%
Domestic [member] | POSMATE [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	40.20%	16.17%
Domestic [member] | POSCO A&C [member]
Disclosure of subsidiaries [line items]
Principal operations	Architecture and consulting
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO A&C [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO Venture Capital Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	95.00%	95.00%
Region	Pohang
Domestic [member] | POSCO Venture Capital Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	95.00%	95.00%
Domestic [member] | eNtoB Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Electronic commerce
Ownership (%)	61.13%	61.13%
Region	Seoul
Domestic [member] | eNtoB Corporation [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	7.50%	7.50%
Domestic [member] | eNtoB Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	53.63%	53.63%
Domestic [member] | POSCO CHEMTECH [member]
Disclosure of subsidiaries [line items]
Principal operations	Refractories manufacturing and sales
Ownership (%)	60.00%	60.00%
Region	Pohang
Domestic [member] | POSCO CHEMTECH [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
Domestic [member] | POSCO-Terminal Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Transporting and warehousing
Ownership (%)	51.00%	51.00%
Region	Gwangyang
Domestic [member] | POSCO-Terminal Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
Domestic [member] | POSCO M-TECH [member]
Disclosure of subsidiaries [line items]
Principal operations	Packing materials manufacturing and sales
Ownership (%)	48.85%	48.85%
Region	Pohang
Domestic [member] | POSCO M-TECH [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	48.85%	48.85%
Domestic [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Generation of electricity
Ownership (%)	89.02%	89.02%
Region	Seoul
Domestic [member] | POSCO ENERGY CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	89.02%	89.02%
Domestic [member] | POSCO NIPPON STEEL RHF JOINT VENTURE. CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel byproduct manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Pohang
Domestic [member] | POSCO NIPPON STEEL RHF JOINT VENTURE. CO., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Domestic [member] | MegaAsset Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate rental and sales
Ownership (%)	100.00%	100.00%
Region	Incheon
Domestic [member] | MegaAsset Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Future Creation Fund Postech Early Stage account [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	40.00%	40.00%
Region	Seoul
Domestic [member] | Future Creation Fund Postech Early Stage account [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	40.00%	40.00%
Domestic [member] | POSCO WOMAN'S FUND [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	40.00%	40.00%
Region	Seoul
Domestic [member] | POSCO WOMAN'S FUND [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	40.00%	40.00%
Domestic [member] | SPH Co, ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	House manufacturing and management
Ownership (%)	100.00%	100.00%
Region	Incheon
Domestic [member] | SPH Co, ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Posco Group University [member]
Disclosure of subsidiaries [line items]
Principal operations	Education service and real estate business
Ownership (%)	100.00%	100.00%
Region	Incheon
Domestic [member] | Posco Group University [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | HOTEL LAONZENA [member]
Disclosure of subsidiaries [line items]
Principal operations	Hotel business
Ownership (%)	100.00%	100.00%
Region	Daegu
Domestic [member] | HOTEL LAONZENA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	50.00%	50.00%
Region	Pohang
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
Domestic [member] | 2015 POSCO New technology II Fund [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	25.00%	25.00%
Region	Pohang
Domestic [member] | 2015 POSCO New technology II Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	25.00%	25.00%
Domestic [member] | Posco e&c Songdo International Building [member]
Disclosure of subsidiaries [line items]
Principal operations	Non-residential building rental
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | Posco e&c Songdo International Building [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO ES MATERIALS CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Secondary and storage battery manufacturing
Ownership (%)	90.00%	75.32%
Region	Gumi
Domestic [member] | POSCO ES MATERIALS CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	75.32%
Domestic [member] | POSCO Research & Technology [member]
Disclosure of subsidiaries [line items]
Principal operations	Intellectual Property Services and consulting
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO Research & Technology [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Poscoene [member]
Disclosure of subsidiaries [line items]
Principal operations	Refuse derived fuel and power generation
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | Poscoene [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO Humans [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	90.30%	90.30%
Region	Pohang
Domestic [member] | POSCO Humans [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.30%	90.30%
Domestic [member] | Mapo Hibroad Parking Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	71.00%	71.00%
Region	Seoul
Domestic [member] | Mapo Hibroad Parking Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	71.00%	71.00%
Domestic [member] | BLUE O&M Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering service
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | BLUE O&M Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Busan E&E Co,. Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Refuse derived fuel and power generation
Ownership (%)	70.00%	70.00%
Region	Busan
Domestic [member] | Busan E&E Co,. Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Domestic [member] | POSCO Family Strategy Fund [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | POSCO Family Strategy Fund [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	69.91%	69.91%
Domestic [member] | POSCO Family Strategy Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	30.09%	30.09%
Domestic [member] | POSCO DAEWOO Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading, energy & resource development and others
Ownership (%)	62.94%	62.94%
Region	Seoul
Domestic [member] | POSCO DAEWOO Corporation [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	62.90%	62.90%
Domestic [member] | POSCO DAEWOO Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.04%	0.04%
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel processing and sales
Ownership (%)	51.00%	51.00%
Region	Pohang
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
Domestic [member] | PSC Energy Global Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in energy industry
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | PSC Energy Global Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Train manufacturing and management
Ownership (%)	100.00%	100.00%
Region	Suncheon
Domestic [member] | Suncheon Eco Trans Co., Ltd [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Songdo Development PMC (Project Management Company) LLC. [member]
Disclosure of subsidiaries [line items]
Principal operations	Housing business agency
Ownership (%)	100.00%
Region	Incheon
Domestic [member] | Songdo Development PMC (Project Management Company) LLC. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Domestic [member] | Pospower Co Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Generation of electricity
Ownership (%)		100.00%
Region	Samcheok
Domestic [member] | Pospower Co Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Domestic [member] | POCA STEM Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Stem cell medicine development
Ownership (%)		100.00%
Region	Seoul
Domestic [member] | POCA STEM Co., Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Domestic [member] | Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-2 [member]
Disclosure of subsidiaries [line items]
Principal operations	Private equity trust
Ownership (%)		97.47%
Region	Seoul
Domestic [member] | Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-2 [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		97.47%
Domestic [member] | Mirae Asset Smart Q Sigma 2.0 Professional Private Equity Trust [member]
Disclosure of subsidiaries [line items]
Principal operations	Private equity trust
Ownership (%)		99.01%
Region	Seoul
Domestic [member] | Mirae Asset Smart Q Sigma 2.0 Professional Private Equity Trust [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		99.01%
Domestic [member] | Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-5 [member]
Disclosure of subsidiaries [line items]
Principal operations	Private equity trust
Ownership (%)		99.67%
Region	Seoul
Domestic [member] | Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-5 [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		99.67%
Foreign [member] | POSCO America Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel trading
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | POSCO America Corporation [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.45%	99.45%
Foreign [member] | POSCO America Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.55%	0.55%
Foreign [member] | POSCO AUSTRALIA PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Raw material sales & mine development
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO AUSTRALIA PTY LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Canada Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | POSCO Canada Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCAN Elkview [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | POSCAN Elkview [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Asia Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel and raw material trading
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO Asia Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-CTPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-CTPC Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	61.91%	56.60%
Foreign [member] | POSCO-CTPC Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	38.09%	43.40%
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel structure manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel manufacturing and sales
Ownership (%)	82.48%	82.48%
Region	China
Foreign [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	58.60%	58.60%
Foreign [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	23.88%	23.88%
Foreign [member] | POSCO(Guangdong) Coated Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Plating steel sheet manufacturing and sales
Ownership (%)	97.08%	97.08%
Region	China
Foreign [member] | POSCO(Guangdong) Coated Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	87.04%	87.04%
Foreign [member] | POSCO(Guangdong) Coated Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.04%	10.04%
Foreign [member] | POSCO (Thailand) Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | POSCO (Thailand) Company Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	88.58%	88.58%
Foreign [member] | POSCO (Thailand) Company Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	11.42%	11.42%
Foreign [member] | Myanmar POSCO Steel Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Zinc relief manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Myanmar
Foreign [member] | Myanmar POSCO Steel Co., Ltd [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | POSCO-MKPC SDN BHD [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Malaysia
Foreign [member] | POSCO-MKPC SDN BHD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	44.69%	44.69%
Foreign [member] | POSCO-MKPC SDN BHD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	25.31%	25.31%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	30.00%	30.00%
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO-China Qingdao Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-China Qingdao Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-ORE PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Iron ore sales and sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-ORE PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-China Holding Corp. [member]
Disclosure of subsidiaries [line items]
Principal operations	Holding company
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-China Holding Corp. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO JAPAN Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel trading
Ownership (%)	100.00%	100.00%
Region	Japan
Foreign [member] | POSCO JAPAN Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-CD PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-CD PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-GC PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-GC PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	99.99%	99.99%
Region	India
Foreign [member] | POSCO-India Private Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.99%	99.99%
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	65.00%	65.00%
Region	India
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
Foreign [member] | POSCO Japan PC CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	86.12%	86.12%
Region	Japan
Foreign [member] | POSCO Japan PC CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	86.12%	86.12%
Foreign [member] | POSCO-CFPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-CFPC Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	39.60%	39.60%
Foreign [member] | POSCO-CFPC Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.40%	60.40%
Foreign [member] | POSCO E&C CHINA Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO E&C CHINA Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO MPPC S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	96.31%	96.31%
Region	Mexico
Foreign [member] | POSCO MPPC S.A. de C.V. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	21.02%	21.02%
Foreign [member] | POSCO MPPC S.A. de C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	75.29%	75.29%
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Loading and unloading service
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-VIETNAM Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO-VIETNAM Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations	Automotive steel sheet manufacturing and sales
Ownership (%)	98.16%	100.00%
Region	Mexico
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	83.28%	84.84%
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	14.88%	15.16%
Foreign [member] | POSCO-Poland Wroclaw Processing Center Sp. z o. o. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	60.00%	60.00%
Region	Poland
Foreign [member] | POSCO-Poland Wroclaw Processing Center Sp. z o. o. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
Foreign [member] | POS-NP PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-NP PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO DAEWOO WAIGAIQIAO SHANGHAI CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Intermediary trade & bonded warehouse operation
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO DAEWOO WAIGAIQIAO SHANGHAI CO., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT. Bio Inti Agrindo [member]
Disclosure of subsidiaries [line items]
Principal operations	Forest resources development
Ownership (%)	85.00%	85.00%
Region	Indonesia
Foreign [member] | PT. Bio Inti Agrindo [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	85.00%	85.00%
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Iron ore development and sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	60.00%	60.00%
Region	China
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO Thainox Public Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	STS cold-rolled steel manufacturing and sales
Ownership (%)	84.66%	84.88%
Region	Thailand
Foreign [member] | POSCO Thainox Public Company Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	84.66%	84.88%
Foreign [member] | Hunchun Posco Hyundai Logistics [member]
Disclosure of subsidiaries [line items]
Principal operations	Logistics
Ownership (%)	80.00%	80.00%
Region	China
Foreign [member] | Hunchun Posco Hyundai Logistics [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	80.00%	80.00%
Foreign [member] | POSCO DAEWOO VIETNAM CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO DAEWOO VIETNAM CO., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Component manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT.Krakatau Posco Chemtech Calcination [member]
Disclosure of subsidiaries [line items]
Principal operations	Quicklime manufacturing and sales
Ownership (%)	80.00%	80.00%
Region	Indonesia
Foreign [member] | PT.Krakatau Posco Chemtech Calcination [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	80.00%	80.00%
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development
Ownership (%)	100.00%	100.00%
Region	South Africa
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO ICT BRASIL [member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and engineering
Ownership (%)	100.00%	100.00%
Region	Brazil
Foreign [member] | POSCO ICT BRASIL [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | LA-SRDC [member]
Disclosure of subsidiaries [line items]
Principal operations	Scrap manufacturing
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | LA-SRDC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Center Beijing [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development, rental and management
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO Center Beijing [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO AMERICA COMERCIALIZADORA S DE RL DE CV [member]
Disclosure of subsidiaries [line items]
Principal operations	Human resource service
Ownership (%)	100.00%	100.00%
Region	Mexico
Foreign [member] | POSCO AMERICA COMERCIALIZADORA S DE RL DE CV [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	93.64%	93.64%
Region	China
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	83.64%	83.64%
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO-Malaysia SDN. BHD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	95.42%	95.42%
Region	Malaysia
Foreign [member] | POSCO-Malaysia SDN. BHD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	81.79%	81.79%
Foreign [member] | POSCO-Malaysia SDN. BHD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	13.63%	13.63%
Foreign [member] | PT KRAKATAU BLUE WATER [member]
Disclosure of subsidiaries [line items]
Principal operations	Wastewater treatment facilities operation and maintenance
Ownership (%)	67.00%	67.00%
Region	Indonesia
Foreign [member] | PT KRAKATAU BLUE WATER [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	67.00%	67.00%
Foreign [member] | POSCO DAEWOO MYANMAR CORPORATION LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Myanmar
Foreign [member] | POSCO DAEWOO MYANMAR CORPORATION LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-Italy Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel sheet manufacturing and sales
Ownership (%)	90.00%	90.00%
Region	Italy
Foreign [member] | POSCO-Italy Processing Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	80.00%	80.00%
Foreign [member] | POSCO-Italy Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO DAEWOO E&P CANADA CORPORATION [member]
Disclosure of subsidiaries [line items]
Principal operations	Crude oil and natural gas mining
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | POSCO DAEWOO E&P CANADA CORPORATION [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Myanmar POSCO C&C Company, Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Myanmar
Foreign [member] | Myanmar POSCO C&C Company, Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | POSCO ICT VIETNAM [member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and electric control engineering
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO ICT VIETNAM [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Daewoo Global Development. Pte., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development
Ownership (%)	81.51%	81.51%
Region	Myanmar
Foreign [member] | Daewoo Global Development. Pte., Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	81.51%	81.51%
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Myanmar
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-Minerals Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development management and sales
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | POS-Minerals Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	68.57%	68.57%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	31.43%	31.43%
Foreign [member] | POSCO Engineering and Construction India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO Engineering and Construction India Private Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Automotive steel sheet manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%